GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Sensitivity on Impairment of ACIS (Details) - Cash-generating units - Africa and Commonwealth of Independent States ("ACIS") $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of information for cash-generating units [line items]
Excess of recoverable amount over carrying amount	$ 276
Increase in pre-tax discount rate (change in basis points)	80
Decrease in average selling price (change in %)	1.40%
Decrease in shipments (change in %)	3.70%